UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10469

                       CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                             Los Angeles, CA 90025
              (Address of principal executive offices) (Zip code)

                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.           REPORTS TO STOCKHOLDERS.

                                   [CAUSEWAY
                                 INTERNATIONAL
                                   VALUE FUND
                                  LOGO OMITTED]

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004

                        CAUSEWAY CAPITAL MANAGEMENT LLC

                          [Background Graphic Omitted]

                          [Background Graphic Omitted]

TABLE OF CONTENTS

Letter to Shareholders                                                2

Schedule of Investments                                               4

Sector Diversification                                                8

Statement of Assets & Liabilities                                     9

Statement of Net Assets                                              10

Statement of Operations                                              11

Statement of Changes in Net Assets                                   12

Financial Highlights                                                 13

Notes to Financial Statements                                        14

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2004, the Causeway International Value Fund ("Fund") Institutional Class returned 24.49% and the Investor Class returned 24.40%, compared to the MSCI EAFE(R) Index ("Index") which returned 22.27%. Performance gains over the Index can be attributed to stock selection in Europe and the Pacific Rim. The greatest return variances came from such markets as the United Kingdom, the Netherlands, Germany, Norway and Switzerland. The Fund performed particularly well versus the Index in such industries as telecommunications services, diversified financials, food, beverage & tobacco, media and commercial service & supplies. Individual contributors to performance gains versus the Index included the UK financial media company, Reuters Group, a beneficiary of improving demand for its products and a massive cost reduction program resulting in steady profit margins. Reuters' share price doubled in the six-month period ended March 31, 2004. Another significant contributor was Norwegian telecommunications provider, Telenor, one of the industry's better-capitalized companies with significant financial strength. Telenor has attracted investors due to its defensive domestic market combined with increased exposure to fast growing international wireless assets. The company has produced an attractive return for shareholders in the form of dividends and share buybacks. The third largest contributor was the French pharmaceutical company, Aventis, the recipient of a takeover offer from Sanofi-Synthelabo at a sizable bid premium.*

*Weights at 03/31/04 were Reuters (1.9%), Telenor (1.6%), and Aventis (2.6%).

Detractors to performance versus the Index in this period included a relatively unhelpful mix of currencies. The Fund did not have exposure to the rising Australian dollar, and had too much exposure to those currencies that shadowed the slide in the U.S. dollar, such as the Korean won and the Hong Kong dollar. Several Fund holdings did not meet our expectations in the period, including Spanish travel services company, Amadeus Global Travel Distribution. The Amadeus share price suffered from investor concerns about share overhand (the imminent sale in the market by an insider of a large amount of shares). We disagree with the critics who claim that structural changes in the travel distribution market will impair the company's business model and lead to pricing and margin pressures. Another detractor to performance was the UK pharmaceutical giant, GlaxoSmithKline, a target of numerous patent challenges and aggressive competition from generic drug manufacturers. In many cases, we added to positions in the worst performing stocks for this period. Conversely, we have taken profit in several of the best performing stocks, including Hong Kong-based airline, Cathay Pacific, and Hong Kong-based property investment company, Swire Pacific. Both of these stocks participated in the liquidity-led rally in Asian markets and from an affiliation with mainland China's booming economy.**

**Weights at 03/31/04 were Amadeus Global Travel (1.7%), GlaxoSmithKline (1.5%), Cathay Pacific (0.0%), and Swire Pacific (0.4%).


--------------------------------------------------------------------------------
2

Our research indicates that equity valuations, in general, do not offer nearly the same upside potential as a year ago. Nonetheless, there are attractive opportunities in a variety of countries and industries. To our satisfaction, the Fund's sensitivity to benchmark return is gradually declining as we shift out of those stocks trading at what we perceive as fair value and purchase more attractive, often higher yielding candidates. This recent risk reduction is a calculated effort on our part to take profit in some of the best performing and most volatile stocks in the Fund in such sectors as technology and financials. We have reinvested those proceeds into laggards in capital goods, energy and healthcare. Overall, the Fund remains well diversified by region, sector and industry. With much of the near term economic recovery already reflected in share prices, we await the benefits of operating leverage, a byproduct of corporate restructuring and cost cutting. We are confident that the managements of the world-class companies represented in the Fund will implement the efficiencies necessary to protect profit margins and offset currency headwinds. The majority of corporate chief executives we interview share the goal of leaner, more efficient businesses. With profits on the mend, management may determine to return excess cash to shareholders via generous dividends or share repurchases which would be a healthy development for equities relative to bonds.

In closing, we thank you for your investment in the Causeway International Value Fund, and we look forward to continuing to serve you.

[Signature Omitted]             [Signature Omitted]          [Signature Omitted]
/s/ Harry W. Hartford           /s/ Sarah H. Ketterer        /s/ James A. Doyle

Harry W. Hartford               Sarah H. Ketterer            James A. Doyle
Portfolio Manager               Portfolio Manager            Portfolio Manager

APRIL 2004

AS OF 3/31/04, AVERAGE ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS WERE 71.28% (ONE YEAR) AND 18.06% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WERE 70.83% (ONE YEAR) AND 17.74% (SINCE INCEPTION). INCEPTION WAS 10/26/01. THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT.
IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICES FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICES FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                 NUMBER OF SHARES         (000)
--------------------------------------------------------------------------------
Common Stock
Canada -- 2.8%
         Celestica*                                        956,020    $   15,566
         Manulife Financial                                410,951        15,218
                                                                      ----------
                                                                          30,784
                                                                      ----------

Finland -- 0.9%
         UPM-Kymmene                                       534,000         9,799
                                                                      ----------

France -- 10.5%
         Aventis                                           370,681        28,554
         AXA                                               879,604        18,393
         BNP Paribas                                       213,837        13,096
         Peugeot                                           302,470        15,444
         Societe BIC                                        97,523         4,143
         Total                                              91,612        16,855
         Vinci                                             194,510        18,708
                                                                      ----------
                                                                         115,193
                                                                      ----------

Germany -- 1.0%
         Depfa Bank                                         69,364        10,934
                                                                      ----------

Hong Kong -- 2.1%
         Henderson Land Development                      3,787,648        18,131
         Swire Pacific                                     676,000         4,577
                                                                      ----------
                                                                          22,708
                                                                      ----------

Ireland -- 2.6%
         Allied Irish Banks                              1,227,029        18,344
         CRH                                               518,850        10,607
                                                                      ----------
                                                                          28,951
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
4                      CAUSEWAY INTERNATIONAL VALUE FUND

MARCH 31, 2004 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                 NUMBER OF SHARES         (000)
--------------------------------------------------------------------------------
Japan -- 13.8%
         Acom                                              331,540    $   24,170
         Canon                                             496,000        25,645
         Honda Motor                                       523,400        24,099
         Konica Minolta Holdings                         1,779,900        25,405
         Promise                                           367,650        25,215
         Sanyo Shinpan Finance                             139,400         7,488
         Takefuji                                          291,670        20,284
                                                                      ----------
                                                                         152,306
                                                                      ----------

Netherlands -- 8.2%
         ABN AMRO Holding                                  497,886        11,129
         ING Groep                                         748,224        16,475
         Koninklijke Philips Electronics                   781,557        22,647
         Royal Dutch Petroleum                             106,000         5,045
         TPG                                               767,120        16,174
         Vedior                                          1,263,985        18,399
                                                                      ----------
                                                                          89,869
                                                                      ----------

New Zealand -- 1.5%
         Telecom Corporation of New Zealand              4,213,551        16,353
                                                                      ----------

Norway -- 1.5%
         Telenor ASA                                     2,411,501        16,769
                                                                      ----------

Portugal -- 1.5%
         Portugal Telecom SGPS                           1,519,492        17,028
                                                                      ----------

Singapore -- 1.4%
         Creative Technology                               557,997         6,101
         United Overseas Bank                            1,139,629         9,123
                                                                      ----------
                                                                          15,224
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                        5

MARCH 31, 2004 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                 NUMBER OF SHARES         (000)
--------------------------------------------------------------------------------
SOUTH KOREA -- 4.5%
         KT*                                               284,130    $   10,512
         Samsung Electronics                                47,110        23,596
         SK Telecom                                         83,120        15,612
                                                                      ----------
                                                                          49,720
                                                                      ----------

SPAIN -- 4.9%
         Altadis                                           460,662        13,984
         Amadeus Global Travel Distribution              3,145,898        17,860
         Enagas*                                           594,568         6,905
         Telefonica                                      1,030,019        15,615
                                                                      ----------
                                                                          54,364
                                                                      ----------

SWITZERLAND -- 7.1%
         Credit Suisse Group                               430,767        14,948
         Geberit                                            25,883        14,239
         Novartis                                          329,630        14,018
         SIG Holding                                        42,243         6,169
         Syngenta                                          111,957         8,177
         Zurich Financial Services*                        127,750        20,171
                                                                      ----------
                                                                          77,722
                                                                      ----------

UNITED KINGDOM -- 28.8%
         Arriva                                          1,579,703        11,011
         Aviva                                           1,700,187        16,564
         BAA                                             1,501,500        14,268
         BAE Systems                                     4,060,282        15,059
         British Airways*                                1,876,727         9,575
         British American Tobacco                          927,278        14,005
         BT Group                                        4,506,824        14,719
         Cadbury Schweppes                               1,291,950        10,227
         Diageo                                          1,322,675        17,304


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                     CAUSEWAY INTERNATIONAL VALUE FUND

MARCH 31, 2004 (UNAUDITED)

                                                                          MARKET
                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                 NUMBER OF SHARES         (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- (CONTINUED)
         Firstgroup*                                     2,182,425    $   10,802
         GlaxoSmithKline                                   800,300        15,771
         Hays                                            5,706,122        13,108
         Kingfisher                                      2,634,335        14,024
         Lloyds TSB Group                                2,144,189        16,360
         Reed Elsevier                                   1,678,740        14,915
         Reuters Group                                   2,830,582        20,213
         Royal Bank of Scotland Group                      668,703        20,458
         Shell Transport & Trading                       2,296,714        15,066
         Unilever                                        2,182,843        21,689
         Vodafone Group                                  7,339,915        17,437
         Wolseley                                          977,397        15,230
                                                                      ----------
                                                                         317,805
                                                                      ----------

TOTAL COMMON STOCK
         (COST $843,112) -- 93.1%                                      1,025,529
                                                                      ----------

PREFERRED STOCK
GERMANY -- 0.3%
         Fresenius Medical Care                             83,611         3,804
                                                                      ----------

TOTAL PREFERRED STOCK
         (COST $3,403) -- 0.3%                                             3,804
                                                                      ----------

CASH EQUIVALENT
         Bank of New York Cash Management Program       50,423,903        50,424
                                                                      ----------

TOTAL CASH EQUIVALENT
         (COST $50,424) -- 4.6%                                           50,424
                                                                      ----------

TOTAL INVESTMENTS
         (COST $896,939) -- 98.0%                                      1,079,757
                                                                      ----------

* Non-income producing security

Country determined by registration, location of headquarters or primary listing. Percentages are based on net assets of $1,101,858,975.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                     CAUSEWAY INTERNATIONAL VALUE FUND                         7

SECTOR DIVERSIFICATION
MARCH 31, 2004 (UNAUDITED)

AS OF MARCH 31, 2004, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:

CAUSEWAY INTERNATIONAL VALUE FUND           MARKET VALUE (000)   % OF NET ASSETS
--------------------------------------------------------------------------------
Common Stock
Telephones & Telecommunications                     $  107,669         9.8%
Financial Services                                     102,317         9.3
Food, Beverage & Tobacco                               101,379         9.2
Banks                                                   77,909         7.1
Machinery                                               59,063         5.4
Automotive                                              53,567         4.9
Photographic Equipment & Supplies                       51,050         4.6
Drugs                                                   50,749         4.6
Petroleum Exploration                                   48,281         4.4
Building & Construction                                 34,479         3.1
Commercial Banks                                        33,562         2.9
Miscellaneous Business Services                         31,507         2.9
Broadcasting, Newspapers & Advertising                  26,124         2.4
Transportation Services                                 25,070         2.3
Specialty Machinery                                     22,647         2.0
Professional Services                                   20,213         1.8
Real Estate                                             18,131         1.7
Air Transportation                                      17,860         1.6
Metals & Mining                                         17,437         1.6
Insurance                                               16,564         1.5
Circuit Boards                                          15,566         1.4
Building & Construction Supplies                        15,230         1.4
Printing & Publishing                                   14,915         1.3
Aircraft                                                14,152         1.3
Concrete & Mineral Products                             10,607         0.9
Paper & Paper Products                                   9,799         0.9
Personal Credit Institutions                             7,488         0.7
Gas/Natural Gas                                          6,905         0.6
Computers & Services                                     6,101         0.6
Petroleum Refining                                       5,045         0.5
Office Furniture & Fixtures                              4,143         0.4
                                                    ----------       -----
TOTAL COMMON STOCK                                   1,025,529        93.1
                                                    ----------       -----
PREFERRED STOCK
Medical Products and Services                            3,804         0.3
                                                    ----------       -----
TOTAL PREFERRED STOCK                                    3,804         0.3
CASH EQUIVALENT                                         50,424         4.6
                                                    ----------       -----
TOTAL INVESTMENTS                                    1,079,757        98.0
                                                    ----------       -----
OTHER ASSETS & LIABILITIES, NET                         22,102         2.0
                                                    ----------       -----
TOTAL NET ASSETS                                    $1,101,859       100.0%
                                                    ==========       =====


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                     CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
MARCH 31, 2004 (UNAUDITED)

                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                        (000)
--------------------------------------------------------------------------------

ASSETS:
   Investments at Market Value (Cost $896,939)                        $1,079,757
   Foreign Currency                                                          235
   Receivable for Fund Shares Sold                                        21,049
   Accrued Income                                                          6,060
   Tax Reclaim Receivable                                                    224
   Unrealized Gains on Foreign Currency Contracts                             52
                                                                      ----------
         TOTAL ASSETS                                                  1,107,377
                                                                      ----------

LIABILITIES
   Payable for Investment Securities Purchased                             3,632
   Payable for Fund Shares Redeemed                                          875
   Payable due to Investment Adviser                                         694
   Payable for Shareholder Servicing Fees                                    111
   Payable due to Administrator                                              102
   Accrued Expenses                                                          104
                                                                      ----------
         TOTAL LIABILITIES                                                 5,518
                                                                      ----------

         TOTAL NET ASSETS -- 100.0%                                   $1,101,859
                                                                      ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                     CAUSEWAY INTERNATIONAL VALUE FUND                         9

STATEMENT OF NET ASSETS
MARCH 31, 2004 (UNAUDITED)

                                                                         VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
  Fund Shares of Institutional Class
    (unlimited authorization -- no par value)
    based on 34,601,317 outstanding shares of beneficial interest $ 419,072 Fund Shares of Investor Class
    (unlimited authorization -- no par value)
    based on 41,730,553 outstanding shares of beneficial interest        480,560
  Undistributed net investment income                                         62
  Accumulated net realized gain on investments                            19,262
  Net unrealized appreciation on investments                             182,818
  Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets
    and liabilities denominated in foreign currencies                         85
                                                                      ----------

     TOTAL NET ASSETS -- 100.0%                                       $1,101,859
                                                                      ==========
  NET ASSET VALUE (BASED ON NET ASSETS OF $500,439,899),
    OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS    $    14.46
                                                                      ==========

  NET ASSET VALUE (BASED ON NET ASSETS OF $601,419,076),
    OFFERING AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS         $    14.41
                                                                      ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                    CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS (000) (UNAUDITED)

                                                                                         CAUSEWAY
                                                                                    INTERNATIONAL
                                                                                       VALUE FUND
                                                                                    -------------
                                                                                      10/01/03 to
                                                                                          3/31/04
                                                                                    -------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $962)                              $   8,695
   Interest Income                                                                             12
                                                                                        ---------
   Total Investment Income                                                                  8,707
                                                                                        ---------

EXPENSES:
   Investment Advisory Fees                                                                 3,123
   Shareholder Servicing Fees - Investor Class                                                522
   Administration Fees                                                                        484
   Custodian Fees                                                                             214
   Transfer Agent Fees                                                                         62
   Professional Fees                                                                           61
   Printing Fees                                                                               40
   Director Fees                                                                               26
   Registration Fees                                                                           23
   Other Fees                                                                                   5
                                                                                        ---------
   Total Expenses                                                                           4,560
                                                                                        ---------

   Less:
     Directed Brokerage (1)                                                                   (43)
                                                                                        ---------
   Net Expenses                                                                             4,517
                                                                                        ---------
   NET INVESTMENT INCOME                                                                    4,190
                                                                                        ---------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions                                            23,340
   Net Realized Gain from Foreign Currency Transactions                                        28
   Net Change in Unrealized Appreciation on Investments                                   126,792
   Net Change in Unrealized Appreciation on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation
     of Other Assets and Liabilities Denominated in Foreign Currency                          105
                                                                                        ---------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS      150,265
                                                                                        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 154,455
                                                                                        =========

(1) See Note 3 in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                     CAUSEWAY INTERNATIONAL VALUE FUND                        11

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                               CAUSEWAY INTERNATIONAL
                                                                                     VALUE FUND
                                                                             --------------------------
                                                                             10/01/03 to    10/01/02 to
                                                                                 3/31/04        9/30/03
                                                                             -----------    -----------
                                                                             (Unaudited)      (Audited)
OPERATIONS:
   Net Investment Income                                                     $     4,190    $     5,097
   Net Realized Gain from Security Transactions                                   23,340          1,296
   Net Realized Gain (Loss) from Foreign Currency Transactions                        28           (214)
   Net Change in Unrealized Appreciation on Investments                          126,792         98,033
   Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                                 105            (27)
                                                                             -----------    -----------
   Net Increase in Net Assets Resulting from Operations                          154,455        104,185
                                                                             -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income Dividends:
     Institutional Class                                                          (4,064)          (650)
     Investor Class                                                               (4,848)        (1,122)
                                                                             -----------    -----------
   Total Net Investment Income Dividends                                          (8,912)        (1,772)
                                                                             -----------    -----------
   Net Capital Gain Distributions:
     Institutional Class                                                          (1,988)          (344)
     Investor Class                                                               (2,658)          (710)
                                                                             -----------    -----------
   Total Net Capital Gain Distributions                                           (4,646)        (1,054)
                                                                             -----------    -----------

   Total Dividends and Distributions to Shareholders                             (13,558)        (2,826)
                                                                             -----------    -----------

CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class:
   Proceeds from Shares Sold                                                     221,373        177,853
   Reinvestment of Dividends                                                       5,932            992
   Payments for Shares Redeemed                                                  (11,653)       (60,119)
   Redemption Fee(2)                                                                  10              5
                                                                             -----------    -----------
   Increase in Net Assets Derived from Institutional Class Transactions          215,662        118,731
                                                                             -----------    -----------
   Investor Class:
   Proceeds from Shares Sold                                                     235,367        272,012
   Reinvestment of Dividends                                                       7,301          1,796
   Payments for Shares Redeemed                                                  (43,049)      (148,635)
   Redemption Fee(2)                                                                  50             17
                                                                             -----------    -----------
   Increase in Net Assets Derived from Investor Class Transactions               199,669        125,190
                                                                             -----------    -----------
   Net Increase in Net Assets Derived from Capital Share Transactions            415,331        243,921
                                                                             -----------    -----------
   Total Increase in Net Assets                                                  556,228        345,280

NET ASSETS:
     Beginning of Period                                                         545,631        200,351
                                                                             -----------    -----------
     End of Period                                                           $ 1,101,859    $   545,631
                                                                             ===========    ===========

(1)   See Note 7 in the Notes to Financial Statements.
(2)   See Note 2 in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                    CAUSEWAY INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2004 (UNAUDITED) AND THE PERIODS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

----------------------------------------------------------------------------------------------------------------

                                     Net Realized
                                              and
            Net Asset                  Unrealized                     Dividends   Distributions           Total
               Value,           Net          Gain          Total       from Net            from       Dividends
            Beginning    Investment     (Loss) on           from     Investment         Capital             and
            of Period        Income    Securities     Operations         Income           Gains   Distributions
----------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
2004++         $11.86        $ 0.08        $ 2.79         $ 2.87         $(0.18)         $(0.09)         $(0.27)
2003++           8.82          0.18          2.98           3.16          (0.08)          (0.04)          (0.12)
2002(1)         10.00          0.09         (1.26)         (1.17)         (0.01)             --           (0.01)
INVESTOR CLASS
2004++         $11.81        $ 0.06        $ 2.79         $ 2.85         $(0.16)         $(0.09)         $(0.25)
2003++           8.80          0.16          2.96           3.12          (0.07)          (0.04)          (0.11)
2002(1)         10.00          0.07         (1.26)         (1.19)         (0.01)             --           (0.01)

-----------
                                                                   Ratio of
                                                                   Expenses
                                                                 to Average           Ratio of       Ratio of Net
                                               Net Assets        Net Assets           Expenses         Investment
                Net Asset                          End of        (Excluding         to Average             Income      Portfolio
               Value, End         Total            Period          Directed                Net         to Average       Turnover
                of Period       Return+             (000)        Brokerage)+++          Assets++++     Net Assets           Rate+
---------------------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
2004++             $14.46         24.49%         $500,440              1.03%              1.02%              1.25%         13.52%
2003++              11.86         36.21           224,464              1.05               1.04               1.74          32.32
2002(1)              8.82        (11.72)           70,883              1.05               1.03               1.70          46.76
Investor Class
2004++             $14.41         24.40%         $601,419              1.27%              1.26%              0.94%         13.52%
2003++              11.81         35.76           321,167              1.28               1.27               1.55          32.32
2002(1)              8.80        (11.95)          129,468              1.29               1.27               1.44          46.76

 (1) Commenced operations on October 26, 2001. All ratios for the period have been annualized.

   + Returns and portfolio turnover are for the period indicated and have not been annualized.

  ++  Per share amounts calculated using average shares method.

 +++  See Note 3 in the Notes to Financial Statements.

++++ Expense ratio affected by directed brokerage (see Note 3 in the Notes to Financial Statements).

Amounts designated as "--" are $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                     CAUSEWAY INTERNATIONAL VALUE FUND                        13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on The Nasdaq Stock Market) are stated at the last quoted sale price, if readily available, for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued at the last quoted sale price before the Fund is valued. When market quotations are not readily available or are believed to be unreliable, securities are valued at fair value as determined in good faith using procedures established and approved by the Board of Trustees. The Fund's procedures include monitoring significant events occurring after foreign markets are closed.

Securities listed on foreign exchanges may trade on weekends or other days when the Fund does not calculate its net asset value. As a result, the market value of these investments may change on days when investors cannot buy and sell shares of the Fund.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange; and


--------------------------------------------------------------------------------
14                     CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts to settle transactions or as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of March 31, 2004, the following forward foreign currency contracts were outstanding:

Maturity                        Contracts             In              Unrealized
Date                           to Receive        Exchange For       Appreciation
--------------------------------------------------------------------------------
FOREIGN CURRENCY PURCHASES:
04/01/04-
04/05/04   EU                      307,165        $  376,588           $ 1,647

04/01/04   JP                  339,168,317         3,202,934            50,479
--------------------------------------------------------------------------------
                                                                       $52,126
--------------------------------------------------------------------------------

CURRENCY LEGEND

EU  Euro
JP  Japanese Yen

EXPENSES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

OTHER - The Fund imposes a redemption fee of 2% on the original value of any capital shares redeemed by shareholders less than 90 days after purchase with certain exceptions.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Investment Adviser"). Under the Advisory Agreement, the Investment Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Investment Adviser contractually agreed to waive its fee for the fiscal year ending September 30, 2004 and, to the extent necessary, pay the Fund's expenses in order to keep total annual operating expenses from exceeding 1.05% and 1.30% of the Institutional Class and Investor Class average daily net assets, respectively. For the six-month period ended March 31, 2004, the Investment Adviser was not required to waive any of its fees.


--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

Directed brokerage credits are used to pay for Fund expenses, which increase the Fund's total return. Because the Investment Adviser has a binding expense limit agreement with the Fund, directed brokerage credits may not be used to increase the management fee received by the Investment Adviser when it is waiving management fees or paying Fund expenses under the expense limit agreement. Accordingly, the amount of the Investment Adviser's management fee waiver or expense payment, if any, is calculated using expenses gross of directed brokerage credits. The credits are then applied after the Investment Adviser's full management fee waiver or expense payment.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement dated September 20, 2001. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Fund as follows: 0.15% up to $250 million; 0.125% from $250 million to $500 million; 0.10% from $500 million to $1 billion; and 0.07% in excess of $1 billion. The Fund is subject to a minimum annual fee of $165,000 for all funds and classes in existence on the agreement date and $80,000 for any fund created thereafter. In addition, the minimum annual fee will be increased $20,000 for each new class added after the agreement date.

The Fund has adopted a Shareholder Service Plan and Agreement (the "Plan") for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to shareholders of the Fund. For the six-month period ended March 31, 2004, the Fund paid 0.24% of average daily net assets under the Plan.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

Certain trustees and officers of the Fund are also officers of the Administrator and/or Distributor or are members and officers of the Investment Adviser. These persons receive no fees for serving as trustees or officers of the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six-month period ended March 31, 2004 for the Fund were as follows:

                 U.S. Government               Other Investment
                   Securities                     Securities
                   ----------                     ----------
              Purchases     Sales            Purchases     Sales
                (000)       (000)              (000)       (000)
                -----       -----              -----       -----
--------------------------------------------------------------------------------

                 $--         $--             $486,684    $100,988
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16                      CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)

5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. In addition, the Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended September 30, 2002 and the year ended September 30, 2003 was all ordinary income.

As of September 30, 2003, the components of distributable income (accumulated losses) on a tax basis were as follows (000):

Undistributed    Undistributed   Post-October                        Total
  Ordinary         Long-Term       Currency      Unrealized      Distributable
   Income        Capital Gain       Losses      Appreciation         Income
--------------------------------------------------------------------------------
  $ 9,520           $ 1,078        $  (234)        $50,966          $61,330
--------------------------------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                      17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONCLUDED)

At March 31, 2004, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                                                      Net
   Federal            Appreciated           Depreciated           Unrealized
  Tax Cost            Securities            Securities           Appreciation
--------------------------------------------------------------------------------
  $896,939             $186,391              $(3,573)              $182,818
--------------------------------------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

Institutional Class:
Shares Sold                                                              16,052
Shares Issued in Reinvestment
  of Dividends                                                              462
Shares Redeemed                                                            (846)
                                                                        -------
Increase in Shares Outstanding
  Derived from Institutional
  Class Transactions                                                     15,668
                                                                        -------
Investor Class:
Shares Sold                                                              17,125
Shares Issued in Reinvestment
  of Dividends                                                              570
Shares Redeemed                                                          (3,155)
                                                                        -------
Increase in Shares Outstanding
  Derived from Investor
  Class Transactions                                                     14,540
                                                                        -------
Increase in Shares Outstanding
  from Capital Share Transactions                                        30,208
                                                                        =======

--------------------------------------------------------------------------------
18                       CAUSEWAY INTERNATIONAL VALUE FUND

                                      NOTES

--------------------------------------------------------------------------------

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online
at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus. A description of the policies and procedures that Causeway International Value Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-866-947-7000, and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 CCM-SA-001-0300

--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND

ITEM 2.           CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Eric Sussman. Eric Sussman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.           (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.          CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or that are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 11.         EXHIBITS.

(a)(1) Code of ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Causeway Capital Management Trust


By (Signature and Title)*                                /s/ Turner Swan
                                                         -----------------------
                                                         Turner Swan, President

Date 05/26/04



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /s/ Turner Swan
                                                         -----------------------
                                                         Turner Swan, President

Date 05/26/04


By (Signature and Title)*                                /s/ Peter Golden
                                                         -----------------------
                                                         Peter Golden, Treasurer

Date 05/26/04
* Print the name and title of each signing officer under his or her signature.